PACE Select

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Government Securities Fixed Income Investments

PACE® Intermediate Fixed Income Investments

PACE® Strategic Fixed Income Investments

PACE® High Yield Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2012, as supplemented to date

October 31, 2013

Dear Investor,

The purpose of this supplement is to update certain information regarding the following series of PACE Select Advisors Trust (the "Trust"): PACE Government Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments and PACE High Yield Investments (each a "fund" and together the "funds").

First, this supplement updates information regarding the normal duration parameters of each fund. Each fund's duration parameters have been expanded, to varying degrees. ("Duration" is a measure of a fund's exposure to interest rate risk; a longer duration means that changes in market interest rates are likely to have a larger effect on the value of the fund's portfolio.)

Second, with respect to PACE Government Securities Fixed Income Investments, this supplement provides information about the fund's ability to invest in lower-quality fixed income securities with respect to 20% of its portfolio, including up to 5% of its net assets in non-investment grade fixed income securities.

Third, with respect to PACE Strategic Fixed Income Investments, this supplement provides information about the fund's increased ability to obtain foreign currency exposure, from non-US dollar denominated securities or currencies, from 10% to 20% of the fund's total assets.

Finally, with respect to of PACE Government Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments and PACE Strategic Fixed Income Investments, this supplement clarifies the ability of these funds to engage in certain types of "roll" transactions as part of their principal strategies.

These changes are described in greater detail below.

ZS-643

Effective on or about November 28, 2013, the Prospectuses and SAI are hereby revised as follows:

I.  PACE Government Securities Fixed Income Investments

The sections captioned (i) "PACE Government Securities Fixed Income Investments Fund summary" and sub-headed "Principal investments" beginning on page 5 of the Multi-Class Prospectus and page 7 of the Class P Prospectus, and (ii) "More information about the funds—PACE Government Securities Fixed Income Investments" and sub-headed "Principal investments" beginning on page 68 of the Multi-Class Prospectus and page 67 of the Class P Prospectus, are revised by replacing the first sentence of the first paragraph of each section with the following:

The fund invests in US government bonds and other bonds of varying maturities, but normally limits its portfolio "duration" to within +/- 50% of the effective duration of the fund's benchmark index, Barclays US Mortgage-Backed Securities Index, as calculated by the investment advisor, which as of June 30, 2013 was approximately 4.4 years.

The section captioned "PACE Government Securities Fixed Income Investments Fund summary" and sub-headed "Principal investments" beginning on page 5 of the Multi-Class Prospectus and page 7 of the Class P Prospectus is revised by replacing the third and fourth paragraphs of each section in their entirety with the following:

The fund also may invest in investment grade bonds of non-government issuers, including those backed by mortgages or other assets (or unrated bonds of equivalent quality).

The fund may invest in "to be announced" or "TBA" securities, which are mortgage-backed securities that usually are traded on a forward commitment basis with an approximate principal amount and no defined maturity date, issued or guaranteed by US government agencies and instrumentalities. The fund also may engage in TBA and Treasury "roll" transactions. A TBA roll transaction is a strategy whereby the investment advisor decides to sell one TBA security and buy another TBA security due at a later date (Treasury roll transactions differ in that the underlying securities are US Treasury securities). The fund also may invest in when-issued or delayed delivery bonds to increase its return, giving rise to a form of leverage.

The section captioned "More information about the funds—PACE Government Securities Fixed Income Investments" and sub-headed "Principal investments" beginning on page 68 of the Multi-Class Prospectus and page 67 of the Class P Prospectus is revised by replacing the second paragraph of that section in its entirety with the following:

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in government fixed income securities. Government fixed income securities include US government bonds, including those backed by mortgages, and related repurchase agreements. Mortgage-backed securities include "to be announced" or "TBA" securities, which usually are traded on a forward commitment basis with an approximate principal amount and no defined maturity date, issued or guaranteed by US government agencies and instrumentalities. The fund also may engage in TBA and Treasury "roll" transactions. A TBA roll transaction is a strategy whereby the investment advisor decides to sell one TBA security and buy another TBA security due at a later date (Treasury roll transactions differ in that the underlying securities are US Treasury securities).

The section captioned "More information about the funds—PACE Government Securities Fixed Income Investments" and sub-headed "Principal investments" beginning on page 68 of the Multi-Class Prospectus and page 67 of the Class P Prospectus is revised by replacing the sixth and seventh sentences of the third paragraph of each section with the following:

The fund also invests in investment grade bonds and may invest up to 5% of its net assets in non-investment grade bonds of non-government issuers, including those backed by mortgages or other assets (or unrated bonds of equivalent quality).

The section captioned "The funds and their investment policies" and sub-headed "PACE Government Securities Fixed Income Investments" beginning on page 5 of the SAI is revised by replacing the first paragraph of that section in its entirety with the following:

PACE Government Securities Fixed Income Investments has an investment objective of current income. Pacific Investment Management Company LLC ("PIMCO") serves as the fund's investment advisor. The fund invests in US government bonds and other bonds of varying maturities but normally limits its portfolio "duration" to within +/- 50% of the effective duration of the fund's benchmark index, as calculated by the investment advisor. Under normal circumstances, the fund invests at least 80% of its net assets in government fixed income securities. Government fixed income securities include US government bonds, including those backed by mortgages, and related repurchase agreements. The fund may invest up to 20% of its net assets in other fixed income instruments, including corporate bonds and mortgage- and asset-backed securities of private issuers. Under normal circumstances, these investments in non-government fixed income investments will be rated at least BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P"), or Moody's Investors Service, Inc. ("Moody's), and a maximum of 5% of the fund's net assets may be invested in non-investment grade securities. The fund may not acquire a bond if, as a result, more than 20% of its net assets would be invested in bonds rated below AAA. The fund may invest in bonds that are assigned comparable ratings by another rating agency and unrated bonds that its investment advisor determines are of comparable quality to rated securities in which the fund may invest. The fund may invest up to 10% of its net assets in Yankee and Brady bonds.

II.  PACE Intermediate Fixed Income Investments

The sections captioned (i) "PACE Intermediate Fixed Income Investments Fund summary" and sub-headed "Principal investments" beginning on page 9 of the Multi-Class Prospectus and page 11 of the Class P Prospectus, and (ii) "More information about the funds—PACE Intermediate Fixed Income Investments" and sub-headed "Principal investments" beginning on page 70 of the Multi-Class Prospectus and page 69 of the Class P Prospectus, are revised by replacing (a) the first through third sentences of the third paragraph under (i), and (b) the first through third sentences of the second paragraph under (ii), of each section with the following:

The fund invests in bonds of varying maturities, but normally maintains a dollar-weighted average maturity of less than ten years. It normally limits its overall portfolio "duration" to within +/- 50% of the duration of the Barclays US Intermediate Government/Credit Index, as calculated by the investment advisor, which as of June 30, 2013 was approximately 3.8 years.

The section captioned "PACE Intermediate Fixed Income Investments Fund summary" and sub-headed "Principal investments" beginning on page 9 of the Multi-Class Prospectus and page 11 of the Class P Prospectus is revised by adding the following after the third paragraph of that section:

The fund may invest in "to be announced" or "TBA" securities, which are mortgage-backed securities that usually are traded on a forward commitment basis with an approximate principal amount and no defined maturity date, issued or guaranteed by US government agencies and instrumentalities. The fund also may engage in TBA and

Treasury "roll" transactions. A TBA roll transaction is a strategy whereby the investment advisor decides to sell one TBA security and buy another TBA security due at a later date (Treasury roll transactions differ in that the underlying securities are US Treasury securities).

The section captioned "PACE Intermediate Fixed Income Investments Fund summary" and sub-headed "Principal risks" beginning on page 9 of the Multi-Class Prospectus and page 12 of the Class P Prospectus is revised by adding the following as the final risk:

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns may cause the fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the fund that exceed the amount originally invested.

The section captioned "More information about the funds—PACE Intermediate Fixed Income Investments" and sub-headed "Principal investments" beginning on page 70 of the Multi-Class Prospectus and page 69 of the Class P Prospectus is revised by adding the following after the second paragraph of that section:

The fund may invest in "to be announced" or "TBA" securities, which are mortgage-backed securities that usually are traded on a forward commitment basis with an approximate principal amount and no defined maturity date, issued or guaranteed by US government agencies and instrumentalities. The fund also may engage in TBA and Treasury "roll" transactions. A TBA roll transaction is a strategy whereby the investment advisor decides to sell one TBA security and buy another TBA security due at a later date (Treasury roll transactions differ in that the underlying securities are US Treasury securities).

The section captioned "Additional information about investment objectives, principal risks and investment strategies" and sub-headed "Additional information about principal risks" beginning on page 96 of the Multi-Class Prospectus and page 95 of the Class P Prospectus is revised by (i) inserting an "X" in the row labeled "Leverage risk-financial instruments and practices" for PACE Intermediate Fixed Income Investments, and (ii) inserting the following in place of the existing risk paragraph.

Leverage risk-financial instruments and practices. Leverage involves increasing the total assets in which a fund can invest beyond the level of its net assets, through the investment in certain financial instruments. Because leverage increases the amount of a fund's assets, it can magnify the effect on the fund of changes in market values. As a result, while leverage can increase a fund's income and potential for gain, it also can increase expenses and the risk of loss. PACE Government Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments and PACE Strategic Fixed Income Investments, which use leverage by investing in when-issued and delayed delivery bonds, and PACE Alternative Strategies Investments, which uses leverage by investing in certain financial instruments, attempt to limit the potential magnifying effect of the leverage by managing their portfolio duration. PACE Large Co Value Equity Investments and PACE International Equity Investments may achieve leverage in their portfolios by engaging in short sales and using the initial proceeds received to make additional investments.

The section captioned "The funds and their investment policies" and sub-headed "PACE Intermediate Fixed Income Investments" on page 6 of the SAI is revised by replacing the third sentence of the first paragraph of that section with the following:

The fund invests in bonds of varying maturities, but normally maintains a dollar-weighted average maturity of less than ten years. It normally limits its overall portfolio "duration" to within +/- 50% of the duration of the Barclays US Intermediate Government/Credit Index, as calculated by the investment advisor.

The section captioned "The funds and their investment policies" and sub-headed "PACE Intermediate Fixed Income Investments" on page 6 of the SAI is revised by adding the following after the third sentence of the third paragraph of that section:

The fund may engage in dollar rolls and reverse repurchase agreements involving up to an aggregate of not more than 5% of its total assets for investment purposes to enhance its return. These transactions are considered borrowings.

III.  PACE Strategic Fixed Income Investments

The sections captioned (i) "PACE Strategic Fixed Income Investments Fund summary" and sub-headed "Principal investments" beginning on page 13 of the Multi-Class Prospectus and page 15 of the Class P Prospectus, and (ii) "More information about the funds—PACE Strategic Fixed Income Investments" and sub-headed "Principal investments" beginning on page 72 of the Multi-Class Prospectus and page 71 of the Class P Prospectus are revised by replacing the first sentence of the first paragraph of each section with the following:

The fund invests in bonds of varying maturities, but normally limits its portfolio "duration" to within +/- 50% of the effective duration of the fund's benchmark index, Barclays US Government/Credit Index, as calculated by the investment advisor, which as of June 30, 2013 was approximately 5.6 years.

The section captioned "PACE Strategic Fixed Income Investments Fund summary" and sub-headed "Principal investments" beginning on page 13 of the Multi-Class Prospectus and page 15 of the Class P Prospectus is revised by adding the following after the third paragraph of that section:

The fund may invest in "to be announced" or "TBA" securities, which are mortgage-backed securities that usually are traded on a forward commitment basis with an approximate principal amount and no defined maturity date, issued or guaranteed by US government agencies and instrumentalities. The fund also may engage in TBA and Treasury "roll" transactions. A TBA roll transaction is a strategy whereby the investment advisor decides to sell one TBA security and buy another TBA security due at a later date (Treasury roll transactions differ in that the underlying securities are US Treasury securities).

The section captioned "More information about the funds—PACE Strategic Fixed Income Investments" and sub-headed "Principal investments" beginning on page 72 of the Multi-Class Prospectus and page 71 of the Class P Prospectus is revised by adding the following after the third paragraph of that section:

The fund may invest in "to be announced" or "TBA" securities, which are mortgage-backed securities that usually are traded on a forward commitment basis with an approximate principal amount and no defined maturity date, issued or guaranteed by US government agencies and instrumentalities. The fund also may engage in TBA and Treasury "roll" transactions. A TBA roll transaction is a strategy whereby the investment advisor decides to sell one TBA security and buy another TBA security due at a later date (Treasury roll transactions differ in that the underlying securities are US Treasury securities).

The section captioned "The funds and their investment policies" and sub-headed "PACE Strategic Fixed Income Investments" beginning on page 6 of the SAI is revised by replacing the third sentence of the first paragraph of that section with the following:

The fund invests in bonds of varying maturities, but normally limits its portfolio "duration" to within +/- 50% of the effective duration of the fund's benchmark index, as calculated by the investment advisor.

The section captioned "The funds and their investment policies" and sub-headed "PACE Strategic Fixed Income Investments" beginning on page 6 of the SAI is revised by replacing the third sentence of the second paragraph of that section with the following:

Foreign currency exposure (from non-US dollar-denominated securities or currencies) normally will be limited to 20% of the fund's total assets.

IV.  PACE High Yield Investments

The section captioned "PACE High Yield Investments Fund summary" and sub-headed "Management process" beginning on page 27 of the Multi-Class Prospectus and page 28 of the Class P Prospectus is revised by replacing the eighth and ninth sentences of the first paragraph of that section with the following:

MacKay Shields anticipates that under normal circumstances the fund's average duration will be within +/- 50% of that of the BofA Merrill Lynch Global High Yield Index, as calculated by the investment advisor, which as of June 30, 2013 was approximately 4.3 years.

The section captioned "More information about the funds—PACE High Yield Investments" and sub-headed "Management process" beginning on page 77 of the Multi-Class Prospectus and page 76 of the Class P Prospectus is revised by replacing the first and second sentence of the second paragraph of that section with the following:

MacKay Shields anticipates that under normal circumstances the fund's average duration will be within +/- 50% of that of the BofA Merrill Lynch Global High Yield Index, as calculated by the investment advisor, which as of June 30, 2013 was approximately 4.3 years.

V.  PACE Government Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments and PACE Strategic Fixed Income Investments

The section caption "The funds' investments, related risks and limitations" and subheaded "Dollar rolls and treasury rolls" beginning on page 41 of the SAI is revised by (i) deleting it in its entirety, and (ii) inserting the following after the "When-issued and delayed delivery securities" subsection on page 42 of the SAI:

Roll transactions. In a dollar roll, a fund sells mortgage-backed or other securities for delivery on the next regular settlement date for those securities and, simultaneously, contracts to purchase substantially similar securities for delivery on a later settlement date. Dollar rolls are subject to a fund's limitation on borrowings. Certain of the funds may invest in TBA securities (as described above) and may also engage in TBA and Treasury "roll" transactions. A TBA roll transaction is a strategy whereby the investment advisor decides to sell one TBA security and buy another TBA security due at a later date (Treasury roll transactions differ in that the underlying securities are US Treasury securities). TBA rolls are not subject to a fund's limitation on borrowing. Treasury rolls may be subject to a fund's limitation on borrowing, if characterized as financing trades by the applicable investment advisor. See "The Funds' investments, related risks and limitations—Segregated accounts."

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.

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